CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 840,913	$ 85,688
Restricted cash and cash equivalents	4,365	0
Accounts receivable, net	0	658
Prepaid in-kind services	46,271	0
Prepaid expenses and other current assets	5,368	4,535
Total current assets	896,917	90,881
Restricted cash and cash equivalents	4,000	4,144
Long-term deposits	17,687	13,276
Property and equipment, net	71,401	53,378
Intangible assets, net	50,050	62,513
Investment in affiliate	8,420	0
Goodwill	5,238	5,238
Total assets	1,053,713	229,430
Current liabilities
Accounts payable	29,364	5,113
Accrued expenses and other current liabilities	18,809	11,425
Term note, current	4,100	0
Total current liabilities	52,273	16,538
Term note	0	4,100
Finance lease liabilities	13,956	0
Other long-term liabilities	0	12,212
Deferred tax liabilities, net	8	1,072
Total liabilities	66,237	33,922
Commitments and contingencies (Note 14)
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019
Stockholders' equity
Common stock, $0.0001 par value, 600,000,000 shares authorized, 391,041,347 and 270,826,092 shares issued and outstanding as of December 31, 2020 and 2019, respectively	39	27
Additional paid-in capital	1,560,820	383,961
Accumulated other comprehensive income	239	0
Accumulated deficit	(573,622)	(188,480)
Total stockholders' equity	987,476	195,508
Total liabilities and stockholders' equity	$ 1,053,713	$ 229,430